Common and preferred shares and other equity instruments - Schedule of Common Shares Issued (Parenthetical) (Detail) - shares	Apr. 27, 2018	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Discount to average market price on dividends reinvested in additional common shares	2.00%
Restricted common shares		0	0	60,764